<SEC-DOCUMENT>
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<FILENAME>r13f3q05w-a.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Winslow Capital Management, Inc.
Address: 	4720 IDS Tower
         	80 South Eighth Street
         	Minneapolis, MN 55402

13F File Number:  28-03676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Newstrum
Title:     Trader
Phone:     612-376-9121
Signature, Place, and Date of Signing:

     /s/ Stacey Newstrum     Minneapolis, MN     November 2, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $696,322 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


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
										                      Voting Authority
	Class				Value		Shs/		Sh/ Put/  Inv	Other
Issuer Name	Title	CUSIP		(x$1000)	Prn Amt		Prn Call  Dsn	Mgrs	Sole    Shared	  None
ADVANCE AUTO PT	COM	00751Y106	 8,654		223,725		SH	Sole		191,150		32,575
ALCON INC	COM	H01301102	 7,783		 60,860		SH	Sole		 51,800		 9,060
AMERICA MV ADR	COM	02364W105	13,815		524,900		SH	Sole		448,100		76,800
AMGEN INC	COM	031162100	11,154		140,003		SH	Sole		119,553		20,450
APPLE COMP	COM	037833101	 7,227		134,800		SH	Sole		115,100		19,700
BAKER HUGHES	COM	057224107	11,638		195,000		SH	Sole		149,300		45,700
BED BTH & BYD   COM     075896100       15,897          395,645         SH      Sole            337,635         58,010
BROADCOM CORP	COM	111320107	 8,769		186,900		SH	Sole		159,600		27,300
CAREMARK RX	COM	141705103	29,750		595,834		SH	Sole		509,994		85,840
CARNIVAL CORP	COM	143658300	12,789		255,890		SH	Sole		218,190		37,700
CISCO SYS INC	COM	17275R102	10,280		573,633		SH	Sole		489,695		83,938
COACH INC	COM	189754104	 7,363		234,800		SH	Sole		200,700		34,100
CONOCOPHILLIPS	COM	20825C104	 7,438		106,400		SH	Sole		 91,100		15,300
CORNING INC	COM	219350105	 7,736		400,223		SH	Sole		342,423		57,800
DANAHER CORP	COM	235851102	14,170		263,234		SH	Sole		225,234		38,000
EBAY INC	COM	278642103	10,970		266,272		SH	Sole		227,512		38,760
ECOLAB INC	COM	278865100	 6,191		193,900		SH	Sole		165,500		28,400
FASTENAL CO	COM	311900104	10,789		176,614		SH	Sole		151,064		25,550
FISHER SCNTFC	COM	338032204	20,222		325,891		SH	Sole		278,131		47,760
FRANKLIN RSRCS	COM	354613101	13,112		156,167		SH	Sole		132,867		23,300
GENENTECH INC	COM	368710406	10,667		126,677		SH	Sole		108,137		18,540
GENERAL ELEC	COM	369604103	23,577		700,245		SH	Sole		599,565	       100,680
GOLDEN WEST	COM	381317106	10,607		178,600		SH	Sole		152,800		25,800
GOLDMAN SACHS	COM	38141G104	17,414		143,233		SH	Sole		122,183		21,050
GOOGLE CL A	COM	38259P508	22,848		 72,200		SH	Sole		 61,700		10,500
HALLIBURTN	COM	406216101	 8,079		117,900		SH	Sole		100,700		17,200
INTEL CORP	COM	458140100	 6,204		251,700		SH	Sole		215,500		36,200
JUNIPER NTWRK	COM	48203R104	10,867		456,600		SH	Sole		390,300		66,300
KINETIC CNCPT	COM	49460W208	 6,799		119,700		SH	Sole		102,100		17,600
KOHLS CORP	COM	500255104	 8,227		163,950		SH	Sole		139,800		24,150
LINEAR TECH	COM	535678106	 7,838		208,500		SH	Sole		178,400		30,100
LOWE'S COMP	COM	548661107	14,030		217,854		SH	Sole		185,974		31,880
MAXIM IGD PRD	COM	57772K101	15,627		366,400		SH	Sole		313,500		52,900
MEDTRONIC 	COM	585055106	 6,164		114,960		SH	Sole		 97,380		17,580
MERRILL LYNCH	COM	590188108	 6,633		108,121		SH	Sole		 92,021		16,100
MICROSOFT	COM	594918104	19,989		776,891		SH	Sole		663,531	       113,360
MONSANTO CO	COM	61166W101	 7,674		122,300		SH	Sole		104,600		17,700
MOTOROLA INC	COM	620076109	 7,970		361,800		SH	Sole		308,700		53,100
NAVTEQ CORP	COM	63936L100	 4,705		 94,200		SH	Sole		 80,900		13,300
NETWORK APP	COM	64120L104	 6,441		271,331		SH	Sole		232,131		39,200
PAYCHEX INC	COM	704326107	 7,399		199,498		SH	Sole		170,098		29,400
PRCTR & GMBL    COM     742718109       22,968          386,274         SH      Sole            330,524         55,750
QUALCOMM INC	COM	747525103	23,853		533,019		SH	Sole		455,419		77,600
RESRCH N MTN	COM	760975102	 9,992		146,300		SH	Sole		125,000		21,300
ROBERT HALF	COM	770323103	 9,634		270,700		SH	Sole		230,700		40,000
SAP AG ADR	COM	803054204	 6,840		157,850		SH	Sole		135,000		22,850
SCHLUMBERGER	COM	806857108	 9,270		109,855		SH	Sole		104,805		 5,050
SLM CORP	COM	78442P106	20,410		380,505		SH	Sole		326,095		54,410
ST JUDE MED	COM	790849103	13,813		295,142		SH	Sole		252,242		42,900
TARGET CORP	COM	87612E106	 8,506		163,800		SH	Sole		140,000		23,800
UNITEDHLTH GRP	COM	91324P102	28,185		501,516		SH	Sole		429,816		71,700
WAL MART STRS	COM	931142103	 6,041		137,862		SH	Sole		117,182		20,680
WALGREEN CO	COM	931422109	12,407		285,545		SH	Sole		243,885		41,660
WELLPOINT	COM	94973V107	11,634		153,440		SH	Sole		131,200		22,240
XILINX INC	COM	983919101	 6,946		249,400		SH	Sole		213,800		35,600
XTO ENERGY INC	COM	98385X106	24,533		541,324		SH	Sole		461,425		79,899
YAHOO! INC	COM	984332106	 5,557		164,223		SH	Sole		140,423		23,800
ZIMMER HDGS	COM	98956P102	10,224		148,406		SH	Sole		126,756		21,650
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